Submission	Jul. 31, 2025
Submission [Line Items]
Central Index Key	0002067627
Registrant Name	Terra Innovatum Global S.R.L.
Registration File Number	333-287271
Form Type	S-4
Submission Type	S-4/A
Fee Exhibit Type	EX-FILING FEES